OPERATING INCOME - Dividends and net income on equity investments (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING INCOME
Equity method	[1]	$ 348,962	$ 222,572	$ 113,115
Dividends		145,807	130,312	115,528
Equity investments and other financial instruments		68,867	41,042	21,344
Gains on sale of investments in joint ventures		11,508	0	0
Recovery of impairment loss		117,867
Impairment of investments in associates and joint ventures			(314,347)	(108,175)
Others		0	13,520	54,874
Total dividends received, and share of profits of equity method investees		693,011	93,099	196,686
Dividends received from equity investments at fair value through profit or loss		1,593	1,461	768
Dividends received from equity investments at fair value through profit or loss written off		34	2	341
Dividends from equity investments at fair value through OCI		8,397	6,872	6,565
Dividends from equity investments at fair value through OCI written off		537		3,231
Discontinued operations
OPERATING INCOME
Total dividends received, and share of profits of equity method investees		8,561	11,474	13,499
Bancolombia S.A.
OPERATING INCOME
Equity investments and other financial instruments			34,438
Banistmo S.A. | Discontinued operations
OPERATING INCOME
Total dividends received, and share of profits of equity method investees		8,561	11,474	13,499
PA Cedis Sodimac
OPERATING INCOME
Gain from a bargain purchase			13,520
P.A. Calle 84 (2) and P.A. Calle 84 (3)
OPERATING INCOME
Gain from a bargain purchase				31,117
P.A. Nomad Central
OPERATING INCOME
Gain from a bargain purchase				23,757
Bancolombia S.A.
OPERATING INCOME
Impairment loss		90,849	156,051
Banking Colombia, Banca de Inversión and Negocios Digitales
OPERATING INCOME
Impairment loss		26,997
All other segments
OPERATING INCOME
Impairment loss		21	2,091	1,601
Placement of securities
OPERATING INCOME
Impairment loss			156,205	106,574
P.A. Viva malls
OPERATING INCOME
Dividends from investments in associates		135,246	121,977	104,623
Inversiones CFNS S.A.S.
OPERATING INCOME
Equity investments and other financial instruments		21,831	(9,237)
Banagrícola S.A.
OPERATING INCOME
Equity investments and other financial instruments			(8,227)
Total for all associates
OPERATING INCOME
Equity method		316,237	311,193	230,704
Joint ventures
OPERATING INCOME
Equity method		$ 32,725	$ (88,621)	$ (117,589)

[1]	As of December 31, 2025, 2024 and 2023, the cash flow include the operations of Banistmo S.A. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.